April 3, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      General Government Securities Money Market Funds, Inc.

--General Government Securities Money Market Fund

--General Treasury Securities Money Market Fund
            1933 Act File No.:  2-77207
            1940 Act File No.:  811-03456
            CIK No.:  00000702172

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Class A, Class B and Dreyfus Class Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 60 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2018.

Please address any comments or questions to my attention at  212-922-6838.

Sincerely,

/s/ Loretta Johnston
 Loretta Johnston
Supervisory Paralegal